Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets, net [Abstract]
Goodwill	₩ 3,915,163	₩ 3,873,060	₩ 3,871,482
Software	83,829	94,261
Development cost	75,322	56,563
Other	197,655	202,628
Intangible assets, net	₩ 4,271,969	₩ 4,226,512	₩ 4,266,339